Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	June 30, 2019	December 31, 2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(365,333)	(208,571)
Net residual portfolios	$1,824,667	$1,981,429

	June 30, 2019	December 31, 2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(583,000)	(333,333)
Net trade name	$1,917,000	$2,166,667

	December 31		December 31, 2017
	2018	2017	Predecessor
Merchant Portfolios	$2,190,000	$-	$2,540,690
Less Accumulated Amortization	(208,571)	-	(756,158)
Net residual portfolios	$1,981,429	$-	$1,784,532

	December 31		December 31, 2017
	2018	2017	Predecessor
Trade name	$2,500,000	$-	$-
Less Accumulated Amortization	(333,333)	-	-
Net trade name	$2,166,667	$-	$-

Schedule of estimated amortization expense related to amortizing intangible assets
2019 (remainder of year)	$406,428
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144
Total	$3,741,667

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2019	$812,857
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144